Loans receivable - Schedule of loan receivable (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Loan Receivable [Line Items]
Current loans receivable	€ 6,719	€ 0
Other loans receivable, current	3,277	0
Non-current loans receivable	89,090	25,524
Other loans receivable, noncurrent	1,090	7,203
Apricot Investments Limited
Disclosure of Loan Receivable [Line Items]
Current loans receivable	3,442	0
Non-current loans receivable	€ 88,000	€ 18,321